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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2213

                          Castle Convertible Fund, Inc.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.  Schedule of Investments.

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2007


Principal     Corporate Convertible
 Amount        Bonds--48.6%                                            Value
-------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--.8%
$  500,000    L-3 Communications Holdings, 3.00%, 8/1/35......      $   521,250
                                                                    -----------
              AIRLINES--.9%
   500,000    JetBlue Airways Corporation, 3.75%, 3/15/35.....          541,875
                                                                    -----------
              BIOTECHNOLOGY--3.5%
 1,000,000    Mannkind Corporation, 3.75%, 12/15/13...........        1,057,500
   500,000    Protein Design Labs,  2.75%, 8/16/23............          576,250
   500,000    Protein Design Labs, 2.00%, 2/15/12(a)..........          534,375
                                                                    -----------
                                                                      2,168,125
                                                                    -----------
              BUSINESS SERVICES--1.9%
 1,000,000    Quanta Services Inc., 3.75%, 4/30/26(a).........        1,148,750
                                                                    -----------
              CAPITAL MARKETS--.8%
   500,000    National Financial Partners, 0.75%, 2/1/12......          507,500
                                                                    -----------
              COMPUTERS & PERIPHERALS--.9%
   500,000    EMC Corporation, 1.75%, 12/1/11(a)..............          534,375
                                                                    -----------
              CONSUMER FINANCE--1.6%
 1,000,000    CompuCredit Corporation, 5.875%, 11/30/35(a)....          971,250
                                                                    -----------
              CONSUMER PRODUCTS--.9%
   500,000    Ceradyne, Inc., 2.875%, 12/15/35................          576,250
                                                                    -----------
              DIVERSIFIED TELECOMMUNICATIONS SERVICES--5.1%
 1,500,000    Broadwing Corporation, 3.125%, 5/15/26(a).......        1,758,750
 1,000,000    Level 3 Communications Inc., 3.50%, 6/15/12.....        1,340,000
                                                                    -----------
                                                                      3,098,750
                                                                    -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
 1,000,000    Avnet Inc., 2.00%, 3/15/34......................        1,097,500
                                                                    -----------
              ENERGY--2.1%
 1,000,000    Helix Energy Solutions, 3.25% 12/15/25..........        1,281,250
                                                                    -----------
              FINANCIAL SERVICES--1.7%
 1,000,000    Bear Stearns Global Asset, 0.25%, 1/26/14(a)....        1,009,100
                                                                    -----------
              HEALTH CARE--.8%
   500,000    Apria Healthcare Group Inc., Cv. Senior Note,
               3.375%, 9/1/33.................................          513,750
                                                                    -----------
              HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
 1,000,000    Nektar Therapeutics, 3.25%, 9/28/12(a)..........          956,250
                                                                    -----------
              HEALTH CARE PROVIDERS & SERVICES--1.5%
   250,000    Manor Care, Inc., 2.125%, 8/1/35................          311,875
   500,000    Manor Care, Inc., 2.00%, 6/1/36(a)..............          577,500
                                                                    -----------
                                                                        889,375
                                                                    -----------
              INSURANCE--.8%
   500,000    Covanta Holding Corporation, 1.00%, 2/1/27......          515,000
                                                                    -----------
              LEISURE & ENTERTAINMENT--.9%
   500,000    General Cable Corporation, 0.875%, 11/15/13.....          527,500
                                                                    -----------
              MACHINERY--1.7%
 1,000,000    AGCO Corporation, 1.25%, 12/15/36...............        1,041,250
                                                                    -----------
              MANUFACTURING--1.7%
 1,000,000    Millipore Corporation, 3.75%, 6/1/26(a).........        1,045,000
                                                                    -----------
              MEDIA--3.8%
 1,130,463    Liberty Media Corporation, Senior Exch. Deb.,
               3.50%, 1/15/31.................................        1,178,508
   725,000    Regal Entertainment Group, Cv. Note, 3.75%,
               5/15/08........................................        1,111,063
                                                                    -----------
                                                                      2,289,571
                                                                    -----------
              MEDICAL DEVICES--.8%
   500,000    Advanced Medical Optics, 3.25%, 8/1/26..........          459,375
                                                                    -----------
              METALS & MINING--1.6%
 1,000,000    Peabody Energy Corporation, 4.75%, 12/15/56.....          983,750
                                                                    -----------
              OIL & GAS--.8%
   500,000    Superior Energy Services Inc., 1.50%, 12/15/26(a)         480,625
                                                                    -----------
              PHARMACEUTICALS--2.2%
   250,000    ISIS Pharmaceuticals, 2.625%, 2/15/27(a)........          251,875
 1,000,000    Wyeth, 5.11%, 1/15/24...........................        1,074,300
                                                                    -----------
                                                                      1,326,175
                                                                    -----------
              REAL ESTATE--.5%
   250,000    Digital Realty Trust, Inc., 4.125%, 8/15/26(a)..          300,850
                                                                    -----------
              SCIENTIFIC EQUIPMENT & SUPPLIERS--1.8%
 1,000,000    FEI Company, 2.875%, 6/1/13.....................        1,122,500
                                                                    -----------
              SEMICONDUCTORS--.8%
   500,000    Amkor Technology, Inc., 2.50%, 5/15/11..........          510,000
                                                                    -----------

Principal     Corporate Convertible
 Amount        Bonds--(Continued)                                      Value
-------------------------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
$1,000,000    LSI Logic Corporation, 4.00%, 5/16/10...........      $ 1,045,000
 1,000,000    ON Semiconductor Corporation, 2.625%,
               12/15/26(a)....................................        1,067,500
                                                                    -----------
                                                                      2,112,500
                                                                    -----------
              WIRELESS TELECOMMUNICATION SERVICES--1.8%
 1,100,000    Nextel Communications Inc., Cv. Senior Notes,
               5.25%, 1/15/10.................................        1,093,125
                                                                    -----------
              Total Corporate Convertible Bonds
               (Cost $27,549,263).............................       29,622,571
                                                                    -----------
              Corporate Bonds--3.9%

              COMMUNICATION TECHNOLOGY--2.1%
 1,100,000    Dobson Communications Corporation 1.50%,
               10/1/25(a).....................................        1,273,250
                                                                    -----------
              REAL ESTATE--1.8%
 1,000,000    Developers Diversified Realty Corporation,
               3.50%, 8/15/11(a)..............................        1,105,000
                                                                    -----------
              Total Corporate Bonds (Cost $2,092,500).........        2,378,250
                                                                    -----------
  Shares      Preferred Stocks--5.0%
----------
              CAPITAL MARKETS--1.1%
    25,000    The Goldman Sachs Group, Inc., 6.20% Pfd........          650,250
                                                                    -----------
              COMMERCIAL BANKS--.5%
    12,900    Wells Fargo Capital Trust IV, 7%, 9/1/31........          327,144
                                                                    -----------
              DIVERSIFIED FINANCIAL SERVICES--.4%
    10,000    Freddie Mac, Prepetual Pfd., 7/17/11............          250,000
                                                                    -----------
              FINANCE--1.7%
    40,000    Santander Finance, 6.80%, Series(a).............        1,033,200
                                                                    -----------
              REAL ESTATE--1.3%
    10,000    Public Storage Inc., 7.25% Pfd..................          247,500
    20,000    Public Storage Inc., 7.25% Pfd..................          520,600
                                                                    -----------
                                                                        768,100
                                                                    -----------
              Total Preferred Stocks (Cost $2,948,005)........        3,028,694
                                                                    -----------

  Shares      Convertible Preferred Securities--(Continued)            Value
-------------------------------------------------------------------------------
              AUTOMOTIVE--1.8%
    30,000    Ford Motor Company Cap. Trust II Cv. Pfd. 6.50%
               1/15/32........................................      $ 1,113,750
                                                                    -----------
              CAPITAL MARKETS--1.7%
    13,800    Credit Suisse (USA) Inc., 7.20%, 3/23/07........          821,100
     5,000    Merrill Lynch & Co., Inc., 6.75%, 10/15/07......          222,500
                                                                    -----------
                                                                      1,043,600
                                                                    -----------
              DIVERSIFIED FINANCIAL SERVICES--3.9%
    40,000    Citigroup Funding, Inc., Variable Rate 9/27/08..        1,316,000
    40,000    Lehman Brothers Holdings Inc., Conv. Pfd.,
               6.25% PREM.....................................        1,105,000
                                                                    -----------
                                                                      2,421,000
                                                                    -----------
              ELECTRIC UTILITIES--.5%
     5,000    Entergy Corporation, 7.625%, 2/17/09............          295,000
                                                                    -----------
              INSURANCE--4.2%
     2,000    Alleghany Corporation 5.75%, 6/15/09............          661,500
    40,000    MetLife Inc., 6.375%............................        1,265,000
    20,000    Platinum Underwriters Holdings Ltd., 6.00%,
               2/15/09 Series A...............................          617,500
                                                                    -----------
                                                                      2,544,000
                                                                    -----------
              MEDIA--2.5%
    20,000    Comcast Corporation, 7%, 9/15/55................          514,600
    25,000    Comcast Holdings Corp., 2.0%, Exch. Sub.
               Deb., 10/15/29.................................        1,005,750
                                                                    -----------
                                                                      1,520,350
                                                                    -----------
              OIL & GAS--1.1%
     7,000    Chesapeake Energy Corporation, 4.50%
               Series D 12/31/49..............................          660,625
                                                                    -----------
              REAL ESTATE--.9%
    20,000    HRPT Properties Trust, 6.50%, Series D
               12/31/49.......................................          550,000
                                                                    -----------
              RETAIL--2.3%
    20,000    Retail Ventures, Inc.,* 6.625%, 9/15/11.........        1,412,500
                                                                    -----------
              THRIFTS & MORTGAGE FINANCE--1.1%
    11,700    Washington Mutual, Inc., Capital Trust 2001,
               Red. Eq. Sec...................................          660,348
                                                                    -----------
              Total Convertible Preferred Securities
               (Cost $11,037,001).............................       12,221,173
                                                                    -----------

              Mandatory Convertible Securities--1.9%

              INSURANCE--.9%
    20,000    IPC Holdings, Ltd., 7.25% 11/15/08(b)...........          547,500
                                                                    -----------

  Shares      Convertible Preferred Securities--(Continued)            Value
-------------------------------------------------------------------------------
              PHARMACEUTICALS--1.0%
    10,000    Schering-Plough Corporation Peps, 6.00%,
               9/14/07(b).....................................      $   592,500
                                                                    -----------
              Total Mandatory Convertible Securities
               (Cost $1,025,000)..............................        1,140,000
                                                                    -----------

              Common Stocks--14.0%

              CAPITAL MARKETS--1.2%
    15,000    J.P. Morgan Chase & Co..........................          763,950
                                                                    -----------
              COMMERCIAL BANKS--1.3%
    15,000    Bank of America Corporation.....................          788,700
                                                                    -----------
              DIVERSIFIED FINANCIAL SERVICES--1.6%
    17,500    Citigroup Inc...................................          964,775
                                                                    -----------
              ELECTRIC UTILITIES--5.2%
    14,000    Entergy Corporation.............................        1,299,900
    35,000    TXU Corp........................................        1,892,800
                                                                    -----------
                                                                      3,192,700
                                                                    -----------
              OIL & GAS--2.8%
    10,000    ConocoPhillips..................................          664,100
    15,000    Royal Dutch Shell, PLC..........................        1,023,750
                                                                    -----------
                                                                      1,687,850
                                                                    -----------
  Shares      Common Stocks--(Continued)                               Value
-------------------------------------------------------------------------------
              PHARMACEUTICALS--1.1%
    13,000    GlaxoSmithKline PLC Sponsored ADR#..............      $   703,690
                                                                    -----------
              RETAIL--.8%
    15,000    Inergy, L.P.....................................          463,650
                                                                    -----------
              Total Common Stocks
               (Cost $4,708,469)..............................        8,565,315
                                                                    -----------

Principal
  Amount      Short-Term Investments--6.3%
----------    U.S. AGENCY OBLIGATIONS
$3,843,000    Federal Home Loan Banks, 4.88%, 2/1/07
               (Cost $3,843,000)..............................        3,843,000
                                                                    -----------
Total Investments  (Cost $53,203,238)(c)...............  99.7%       60,799,003
Other Assets in Excess of Liabilities..................   0.3%          164,450
                                                        -----------------------
Net Assets............................................. 100.0%      $60,963,453
                                                        =======================

------------------
*     Non-income producing securities.
#     American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified buyers. These securities are deemed to be liquid and represent 23.0% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $53,203,238, amounted to $7,595,765 which consisted of aggregate gross unrealized appreciation of $8,040,337 and aggregate gross unrealized depreciation of $444,572.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By /s/Dan C. Chung
   Daniel C. Chung
   President

Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung
   Daniel C. Chung
   President

Date: March 20, 2007

By /s/Frederick A. Blum
   Frederick A. Blum
   Treasurer

Date: March 20, 2007